Operating expenses - Continuing operations (Details) - Continuing Operation [Member] - employee	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number and average number of employees
Average number of employees	64,200	67,600	73,400
Temporary employees	4,100	4,000	5,000
Number of employees	62,900	65,400	69,700
UK
Number and average number of employees
Number of employees	44,600	46,600	51,200
USA
Number and average number of employees
Number of employees	400	500	500
Europe
Number and average number of employees
Number of employees	4,100	4,100	4,200
Rest of the World
Number and average number of employees
Number of employees	13,800	14,200	13,800
Operating segment | UK Personal & Business Banking
Number and average number of employees
Number of employees	21,800	23,400	19,500
Operating segment | Ulster Bank RoI
Number and average number of employees
Number of employees	2,700	2,900	2,600
Operating segment | Commercial Banking
Number and average number of employees
Number of employees	10,100	10,200	6,900
Operating segment | Private Banking
Number and average number of employees
Number of employees	1,900	1,900	1,500
Operating segment | RBS International
Number and average number of employees
Number of employees	1,600	1,600	1,600
Operating segment | NatWest Markets
Number and average number of employees
Number of employees	5,000	4,500	5,300
Operating segment | Central items & other
Number and average number of employees
Number of employees	19,800	20,900	32,300